Mergers, Acquisitions and Disposals - Summary of Purchase Price to Fair Value of Net Assets Acquired and Reconciliation of Cash Flows (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about business combination [line items]
Total liabilities	$ (311,790)	[1]	$ (16,532)		$ (240,839)	$ (251,629)
Goodwill	0
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total current assets	4,085
Total non-current assets	5,250
Total assets	9,335
Total liabilities	8,153
Net assets acquired	1,182
Goodwill	6,542
Non-controlling interest	(53)
Total consideration transferred	7,671
Amount to be paid	(147)
Cash acquired	(389)
Net cash paid	7,135
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total consideration transferred	$ 7,671
Cash acquired					(860)
Other acquisitions [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Total current assets					1,864
Total non-current assets					4,031
Total assets					7,610
Total liabilities					(3,691)
Net assets acquired					3,649
Goodwill					2,903
Total consideration transferred					6,552
Cash acquired					(860)
Net cash paid					5,692
Other acquisitions [member] | Distribution rights [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date					$ 1,715

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3